Employee Compensation and Benefit Plans - Schedule of Equity-based Compensation Expense Related to Stock Options and Stock Awards and Related Excess Tax Benefit (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Equity-based compensation expense:
Awards	$ 5,130	$ 9,372	$ 10,729	$ 5,648	$ 2,934
Excess tax benefit related to share-based awards			6,374	21,244	11,031
Stock Options [Member]
Equity-based compensation expense:
Awards			9,983	5,388	2,776
Stock Distribution [Member]
Equity-based compensation expense:
Awards			$ 746	$ 260	$ 158